Income Tax Expense - Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss before income tax expense		$ (79,304,563)	$ (61,434,165)	$ (42,716,625)
Tax at the Australian tax rate of 25% (2025 & 2024: 25%)		(19,826,141)	(15,358,541)	(10,679,156)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share-based payments		397,444	290,886	449,072
Other non-deductible expenses		972,162	518,807	31,997
Non-assessable income		(823,871)	(1,252,948)	(930,697)
Deductible capital raising fee		(572,938)	(675,897)	(834,683)
Difference in overseas tax rates	[1]	10,439,687	9,520,599	6,542,761
Income tax expense before adjustment		(9,413,657)	(6,957,094)	(5,420,706)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized		9,413,657	6,957,094	5,420,706
Income tax expense		$ 0	$ 0	$ 0

[1]	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for fiscal year 2026, 2025 and 2024.